Loans and financing (Details Narrative) - BRL (R$)	1 Months Ended			12 Months Ended
	Nov. 30, 2021	Jun. 30, 2021	Apr. 30, 2021	Dec. 31, 2021
Reserve Quantities [Line Items]
Notes and debentures issued		R$ 1,600,000,000
Description of credit facility agreement		the remunerative interest of IPCA + 4.1682% p.a. can be automatically reduced by up to 0.25bps. The debentures will bear semiannual interest and amortization will take place, respectively, in the 5th, 6th and 7th year. The issue was aimed at financing projects for the implementation, expansion and modernization of fixed and mobile networks in different technologies, including 5G, and falls within the provisions of Law No. 12431 of June 24, 2011. Within the scope of this operation, the Company elected to sign an interest rate swap contract for hedging purposes, at the cost of CDI + 0.95% per annum
Bank Of Nova A Scotia [Member]
Reserve Quantities [Line Items]
Fair value of operations				R$ 563,259
Banco Nacional De Desenvolvimento Economico E Social [Member] | Bank Of Nova A Scotia [Member]
Reserve Quantities [Line Items]
Description of debt			the Company contracted a new loan with The Bank of Nova Scotia, in the amount of R$ 572 million, at the cost of CDI + 1.05% p.a. and a 3-year term
B N P Paribas [Member]
Reserve Quantities [Line Items]
Description of debt			the Company contracted a new loan with BNP Paribas, in the amount of R$ 500 million, at the cost of CDI + 1.07% p.a. and a 2.9-year term. The operation aimed to strengthen the Company's cash for working capital.
Fair value of operations				524,422
F I N A M E [Member]
Reserve Quantities [Line Items]
Description of debt	the cost of IPCA + 4.2283% p.a. and a total term of 10 years with a 3-year grace period to start of amortization. The Company elected to sign an interest rate swap contract for hedging purposes, at the final cost of 96.95% of CDI.
Amount of credit facility	R$ 390
Debentures [Member]
Reserve Quantities [Line Items]
Fair value of operations				1,635,203
B I N D E S [Member]
Reserve Quantities [Line Items]
Fair value of operations				R$ 384,073